OTHER REAL ESTATE	12 Months Ended
Dec. 31, 2015
Real Estate [Abstract]
OTHER REAL ESTATE

NOTE 7 – OTHER REAL ESTATE

Other real estate is summarized as follows:

	December 31,	December 31,
	2015	2014
Other real estate:
Commercial	$306,000	$820,000
Residential	-	-

Total other real estate	$306,000	$820,000

Other real estate at December 31, 2015 and 2014 consisted of one commercial property.

An analysis of the change in other real estate follows:

		Twelve Months
	Year Ended	Ended
	December 31,	December 31,
	2015	2014
Beginning balance	$820,000	$1,286,854
Foreclosures and additions	28,317	16,888
Impairments	(517,863)	-
Sales	(24,454)	(483,742)

Ending balance	$306,000	$820,000